Related Party Balances and Transactions - Significant related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Balances and Transactions
Amounts due to related parties	¥ 26,644	$ 3,810	¥ 11,492
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Services | Meituan
Related Party Balances and Transactions
Amounts due to related parties	¥ 14,781		¥ 8,852
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Services | Foshan Che Yijia New Energy Technology Co Ltd [Member]
Related Party Balances and Transactions
Amounts due to related parties	¥ 11,838		¥ 2,575
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember